Shareholders' Equity (Summary Of Options Outstanding By Exercise Price Range) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
6.08-6.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 6.08
Exercise price upper range limit	$ 6.08
Number of options, outstanding	1
Weighted average remaining contractual life, Outstanding (in years)	2.13
Weighted average exercise price, Outstanding	$ 6.08
Number of options, Exercisable	1
Weighted average remaining contractual life, Exercisable (in years)	2.13
Weighted average exercise price, Exercisable	$ 6.08
16.80-16.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 16.80
Exercise price upper range limit	$ 16.80
Number of options, outstanding	2,200
Weighted average remaining contractual life, Outstanding (in years)	1.58
Weighted average exercise price, Outstanding	$ 16.80
Number of options, Exercisable	2,200
Weighted average remaining contractual life, Exercisable (in years)	1.58
Weighted average exercise price, Exercisable	$ 16.80
18.56-22.95 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 18.56
Exercise price upper range limit	$ 22.95
Number of options, outstanding	447
Weighted average remaining contractual life, Outstanding (in years)	3.30
Weighted average exercise price, Outstanding	$ 21.71
Number of options, Exercisable	153
Weighted average remaining contractual life, Exercisable (in years)	2.48
Weighted average exercise price, Exercisable	$ 21.64
23.19-23.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 23.19
Exercise price upper range limit	$ 23.65
Number of options, outstanding	3,951
Weighted average remaining contractual life, Outstanding (in years)	1.81
Weighted average exercise price, Outstanding	$ 23.44
Number of options, Exercisable	3,112
Weighted average remaining contractual life, Exercisable (in years)	2.06
Weighted average exercise price, Exercisable	$ 23.50
24.01-26.47 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 24.01
Exercise price upper range limit	$ 26.47
Number of options, outstanding	2,225
Weighted average remaining contractual life, Outstanding (in years)	4.13
Weighted average exercise price, Outstanding	$ 25.25
Number of options, Exercisable	1,625
Weighted average remaining contractual life, Exercisable (in years)	4.08
Weighted average exercise price, Exercisable	$ 25.11
26.77-29.49 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 26.77
Exercise price upper range limit	$ 29.49
Number of options, outstanding	1,965
Weighted average remaining contractual life, Outstanding (in years)	5.37
Weighted average exercise price, Outstanding	$ 29.12
Number of options, Exercisable	825
Weighted average remaining contractual life, Exercisable (in years)	5.46
Weighted average exercise price, Exercisable	$ 29.41
32.31-35.79 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 32.31
Exercise price upper range limit	$ 35.79
Number of options, outstanding	399
Weighted average remaining contractual life, Outstanding (in years)	5.22
Weighted average exercise price, Outstanding	$ 34.83
Number of options, Exercisable	87
Weighted average remaining contractual life, Exercisable (in years)	5.22
Weighted average exercise price, Exercisable	$ 34.87
43.95-46.01 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 43.95
Exercise price upper range limit	$ 46.01
Number of options, outstanding	49
Weighted average remaining contractual life, Outstanding (in years)	5.98
Weighted average exercise price, Outstanding	$ 45.00
Number of options, Exercisable	6
Weighted average remaining contractual life, Exercisable (in years)	5.86
Weighted average exercise price, Exercisable	$ 43.95
51.98-59.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 51.98
Exercise price upper range limit	$ 59.59
Number of options, outstanding	2,100
Weighted average remaining contractual life, Outstanding (in years)	6.38
Weighted average exercise price, Outstanding	$ 53.00
Number of options, Exercisable	420
Weighted average remaining contractual life, Exercisable (in years)	6.39
Weighted average exercise price, Exercisable	$ 53.05
6.08-59.59 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 6.08
Exercise price upper range limit	$ 59.59
Number of options, outstanding	13,337
Weighted average remaining contractual life, Outstanding (in years)	3.57
Weighted average exercise price, Outstanding	$ 28.50
Number of options, Exercisable	8,429
Weighted average remaining contractual life, Exercisable (in years)	2.92
Weighted average exercise price, Exercisable	$ 24.21